Leases (Tables)	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Lease Expense
The components of lease expense were as follows:

	Years ended
	December 31, 2022	December 31, 2021
	$	$
Operating lease expense	32,697	22,268
Variable lease expense, including non-lease components	14,491	13,003
Total lease expense	47,188	35,271

Maturities of Lease Liabilities
Maturities of lease liabilities as at December 31, 2022 were as follows:

Fiscal Year	Offices $	Warehouses and Commercial Spaces $	Total $
2023	31,311	21,831	53,142
2024	48,602	38,109	86,711
2025	48,983	39,054	88,037
2026	49,994	40,062	90,056
2027	42,768	41,503	84,271
Thereafter	242,505	252,247	494,752
Total future minimum payments	464,163	432,806	896,969
Minimum payments related to variable lease payments, including non-lease components	(212,103)	(56,234)	(268,337)
Imputed interest	(36,466)	(108,870)	(145,336)
Total lease liabilities	215,594	267,702	483,296